S000002885 [Member] Expense Example - BlackRock Capital Appreciation V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,130
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	$ 1,618